Intangible assets - Impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2015
Disclosure of information for cash-generating units
Goodwill	£ 8,127	£ 8,202
North America
Disclosure of information for cash-generating units
Goodwill	£ 3,258	£ 3,230
Terminal growth rate	2.20%	2.10%
Discount rate (pre tax)	8.90%	7.40%
EMEA & LatAm
Disclosure of information for cash-generating units
Goodwill	£ 2,855	£ 2,827
Terminal growth rate	2.60%	2.70%
Discount rate (pre tax)	11.90%	11.20%
APAC
Disclosure of information for cash-generating units
Goodwill	£ 2,014	£ 2,145
Terminal growth rate	2.30%	2.30%
Discount rate (pre tax)	10.30%	9.40%
Novartis consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised				£ 2,600
Pfizer consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised			£ 5,600